T. ROWE PRICE Retirement Blend 2060 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 0.9%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  708 778 64 147,772 1,454
U.S. Treasury Long-Term Index
Fund  465 449 39 123,265 913
International Bond Fund (USD
Hedged)  251 331 24 65,303 564
Dynamic Global Bond Fund  150 208 16 44,722 335
U.S. Limited Duration TIPS Index
Fund  1 — — 139 1
Total Bond Funds (Cost $3,221) 3,267
EQUITY FUNDS 98.1%
T. Rowe Price Funds:
Equity Index 500 Fund  51,166 51,341 10,363 562,425 100,573
International Equity Index Fund  24,932 24,814 2,796 2,445,470 53,776
Value Fund  17,821 21,347 1,467 785,123 41,462
Growth Stock Fund  16,361 24,435 1,510 357,554 37,025
Real Assets Fund  10,934 10,970 3,314 1,168,525 24,527
International Value Equity Fund  9,265 9,084 1,579 768,315 20,453
International Stock Fund  5,934 6,491 466 548,245 12,358
Emerging Markets Discovery Stock
Fund  4,989 5,150 781 576,703 12,030
Emerging Markets Stock Fund  4,413 4,404 414 214,967 10,864
Mid-Cap Index Fund  5,890 5,442 1,254 466,162 10,559
Small-Cap Index Fund  4,231 4,674 727 513,273 9,403
Mid-Cap Value Fund  2,608 2,643 215 157,107 5,599
Mid-Cap Growth Fund  3,137 2,795 590 53,819 5,448
New Horizons Fund (3) 1,720 3,567 189 91,273 5,215
Small-Cap Value Fund  2,554 2,497 602 85,984 4,789
Total Equity Funds (Cost $305,013) 354,081

T. ROWE PRICE Retirement Blend 2060 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds  1.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 2,689 4,007 2,982 3,714,414 3,714
Total Short-Term Investments (Cost $3,714) 3,714
Total Investments in Securities 100.0%
(Cost $311,948) $ 361,062
Other Assets Less Liabilities (0.0)% (101)
Net Assets 100.0% $ 360,961
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$435 and $435, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2060 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ (7) $ 8
Emerging Markets Discovery Stock Fund  (8) 2,672 445
Emerging Markets Stock Fund  1 2,461 148
Equity Index 500 Fund  1,022 8,429 627
Growth Stock Fund  3,167 (2,261) 31
International Bond Fund (USD Hedged)  — 6 11
International Equity Index Fund  (11) 6,826 1,322
International Stock Fund  605 399 272
International Value Equity Fund  19 3,683 491
Mid-Cap Growth Fund  237 106 32
Mid-Cap Index Fund  425 481 85
Mid-Cap Value Fund  154 563 85
New Horizons Fund  360 117 —
QM U.S. Bond Index Fund  — 32 33
Real Assets Fund  (25) 5,937 675
Small-Cap Index Fund  68 1,225 91
Small-Cap Value Fund  343 340 56
U.S. Limited Duration TIPS Index Fund  — — —
U.S. Treasury Long-Term Index Fund  (1) 38 19
Value Fund  1,017 3,761 459
U.S. Treasury Money Fund, 3.76% — — 82
Affiliates not held at period end (2) — —
Totals $ 7,371# $ 34,808 $ 4,972+
# Capital gain distributions from underlying Price funds represented $7,593 of the net realized gain (loss).
+
Investment income comprised
$4,972
of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2060 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2060
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2060 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1360-054Q3 02/26